Cover	Mar. 18, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 1, 2024, United Fire Group, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report, among other things, the departure of Robert Cataldo from his position as Vice President and Chief Investment and Strategy Officer of the Company. This Amendment No. 1 on Form 8-K/A is being filed to supplement the disclosure contained in Item 5.02 of the Original Form 8-K by providing additional information regarding the compensatory and other arrangements entered into with Mr. Cataldo in connection with his departure, and the extension of his separation date. The Original Form 8-K otherwise remains unchanged.
Document Period End Date	Mar. 18, 2024
Entity File Number	001-34257
Entity Registrant Name	United Fire Group, Inc.
Entity Central Index Key	0000101199
Entity Tax Identification Number	45-2302834
Entity Incorporation, State or Country Code	IA
Entity Address, Address Line One	118 Second Avenue SE
Entity Address, City or Town	Cedar Rapids
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52401
City Area Code	319
Local Phone Number	399-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	UFCS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false